CONTRACT FULFILMENT COSTS (Tables)	6 Months Ended
Sep. 30, 2025
Contract Fulfilment Costs
SCHEDULE OF CONTRACT FULFILMENT COSTS
	September 30, 2025	March 31, 2025
	HK$	HK$
	(Unaudited)

Being balance	662,929	-
Additions	3,778,845	662,929
Amortisation	(162,929)	-

Total	4,278,845	662,929